Borrowings	12 Months Ended
Apr. 30, 2024
Borrowings [Abstract]
Borrowings
9.	Borrowings

Long-term borrowings consist of the following as of April 30, 2023 and 2024:

	As of April 30,
	2023	2024
	JPY	JPY	US$
	(in thousands)
Long-term borrowings, unsecured, maturing serially through 2022-2026, (weighted average: April 2023 – 2.95%, April 2024 – 2.95%)	¥1,034,445	¥1,021,113	$6,482
Less: current portion	(1,013,332)	(13,332)	(85)
Long-term borrowings, net of current portion	¥21,113	¥1,007,781	$6,397

The long-term borrowings accrue interest using fixed interest rates of 1.70%-3.00% per annum as of April 30, 2023 and 2024. However, a certain borrowing was exempt from interest payments until November 29, 2023, due to the Tokyo Metropolitan Government’s interest subsidy policy for COVID-19.

The Company had an unsecured borrowing which allowed it to borrow up to ¥1,000,000 thousand ($6,348 thousand) in installments, provided that the Company met certain financial performance targets (“Loan Agreement”). This borrowing was disbursed in four installments of ¥250,000 thousand ($1,587 thousand) each. As of April 30, 2023 and 2024, the Company was fully funded under the borrowing facility. Debt issuance costs related to these borrowings were immaterial.

On February 28, 2024, the Company entered into an amendment to the Loan Agreement to extend the maturity from February 29, 2024 to May 31, 2024. Other than this extension of the maturity date, no other changes were made to the Loan Agreement.

On May 31, 2024, the Company reached an agreement with the same lender for the Loan Agreement to obtain a new unsecured borrowing (the “New Debt”) in the amount of ¥1,000,000 thousand ($6,348 thousand) and contemporaneously repaid the outstanding borrowing amount in full under the Loan Agreement in accordance with the terms and conditions of the Loan Agreement as amended. The maturity date of the New Debt is September 30, 2025. The New Debt will bear interest at a variable rate equal to the lender’s short term prime interest rate, which was 1.475% as of the effective date of the New Debt and has not changed since 2009, plus a margin of 2.525% per annum.

Due to the simultaneous repayment of the original debt and receipt of the new debt, there was no material impact on the Company’s cash position. The borrowing amount is classified as noncurrent liabilities as of April 30, 2024, as the Company has both the intent and ability to refinance the short-term obligation on a long-term basis.

Annual maturities for the years subsequent to April 30, 2024 are as follows:

	JPY	US$
	(in thousands)
Year ending April 30,
2025 (1)	¥13,332	$85
2026 (2)	1,007,781	6,397
Total	¥1,021,113	$6,482

(1)	The amounts due in 2025 are comprised of twelve monthly payments of ¥1,111 thousand ($7 thousand) each month.
(2)	Future payments for the New Debt are included in 2026, replacing the short-term obligation under the Loan Agreement as of April 30, 2024 on a long-term debt.